Countervailing ("CVD") and antidumping ("ADD") duty dispute - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Duty Recoverable Attributable To AR3	$ (32)	$ 0
Export duties payable	46	24	$ 73
USDOC
Disclosure of contingent liabilities [line items]
Export duties payable	$ 898	$ 836